Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued	44,799,507	43,341,732
Ordinary shares, shares outstanding	44,476,032	43,018,257
Founders stock, par value	$ 0.00001	$ 0.00001
Founders stock, shares authorized	2,600	2,600
Founders stock, shares issued	2,600	2,600
Founders stock, shares outstanding	2,600	2,600
Treasury stock, shares	323,475	323,475